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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Abingworth LLP
Address: Princes House, 38 Jermyn Street,
         London, England SW1Y 6DN

Form 13F File Number: 28-
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Abell
Title: Member
Phone: +44 (0)20 7534 1500

Signature, Place, and Date of Signing:


   /s/ James Abell         London, United Kingdom          February 14, 2011
---------------------   -----------------------------   ------------------------
       (Name)                  (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:    28 items

Form 13F Information Table Value Total:    $269,082
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -----------------------------
1     Not applicable         Abingworth Management Limited

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                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2  COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------------------------------------------------------------------------------------------------
                                                                                                      VOTING AUTHORITY
                              TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------------
       NAME OF ISSUER           CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------
AFFYMETRIX INC                   COM    00826T108    1,238    246,253 SH       DEFINED           1    246,253
ALEXZA PHARMACEUTICALS INC       COM     15384100    3,587  2,869,207 SH       DEFINED           1  2,869,207
ALLOS THERAPEUTICS INC           COM     19777101    1,216    265,000 SH       DEFINED           1    265,000
ALNYLAM PHARMACEUTICALS INC      COM    02043Q107   18,495  1,875,768 SH       DEFINED           1  1,875,768
AMARIN CORP PLC               SPONS ADR  23111206  139,400 17,000,000 SH       DEFINED           1 17,000,000
AVANIR PHARMACEUTICALS INC      CL A    05348P401      457    112,500 SH       DEFINED           1    112,500
CELLDEX THERAPEUTICS INC         COM    15117B103    1,415    343,396 SH       DEFINED           1    343,396
CALIPER LIFE SCIENCES INC        COM    130872104   13,422  2,117,054 SH       DEFINED           1  2,117,054
CARDIOME PHARMA CORP             COM    14159U202    3,077    480,856 SH       DEFINED           1    480,856
CELGENE CORP                     COM    151020104    5,378     90,994 SH       DEFINED           1     90,994
CORNERSTONE THERAPEUTICS INC     COM    21924P103      488     84,742 SH       DEFINED           1     84,742
ENTREMED INC                     COM    29382F202      359     70,760 SH       DEFINED           1     70,760
EXELIXIS INC                     COM    30161Q104    3,403    415,000 SH       DEFINED           1    415,000
INCYTE CORP                      COM    45337C102   13,743    830,417 SH       DEFINED           1    830,417
INTERMUNE INC                    COM    45884X103    2,002     55,000 SH       DEFINED           1     55,000
ISIS PHARMACEUTICALS INC        NOTE    464337AE4    1,289      1,289 PRN      DEFINED           1      1,289
ISIS PHARMACEUTICALS INC         COM    464330109    2,708    267,578 SH       DEFINED           1    267,578
MICROMET INC                     COM    59509C105   14,743  1,817,860 SH       DEFINED           1  1,817,860
NEKTAR THERAPEUTICS              COM    640268108    9,238    718,946 SH       DEFINED           1    718,946
NOVAVAX INC                      COM    670002104    4,365  1,803,824 SH       DEFINED           1  1,803,824
NPS PHARMACEUTICALS INC          COM    62936P103    4,833    612,500 SH       DEFINED           1    612,500
ONCOGENEX PHARMACEUTICALS INC    COM    68230A106    7,979    479,190 SH       DEFINED           1    479,190
PONIARD PHARMACEUTICALS INC      COM    732449301       97    182,239 SH       DEFINED           1    182,239
SUNESIS PHARMACEUTICALS INC      COM    867328502      388    776,148 SH       DEFINED           1    776,148
MEDICINES CO                     COM    584688105    1,512    107,000 SH       DEFINED           1    107,000
TRIMERIS INC                     COM    896263100      787    320,000 SH       DEFINED           1    320,000
ZALICUS INC                      COM    98887C105    1,365    864,044 SH       DEFINED           1    864,044
ZOGENIX INC                      COM    98978L105   12,120  2,335,218 SH       DEFINED           1  2,335,218